Janus Henderson VIT Global Sustainable Equity Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares		Value
Common Stocks– 97.8%
Auto Components – 1.9%
Aptiv PLC*	849	$95,249
Building Products – 0.9%
Advanced Drainage Systems Inc	548	46,147
Containers & Packaging – 1.8%
DS Smith PLC	23,327	90,627
Diversified Financial Services – 3.8%
Mastercard Inc	319	115,928
Walker & Dunlop Inc	924	70,381
		186,309
Electric Utilities – 2.1%
SSE PLC	4,685	104,339
Electrical Equipment – 5.7%
Legrand SA	1,353	123,746
Nidec Corp	500	25,957
Schneider Electric SE	790	132,051
		281,754
Electronic Equipment, Instruments & Components – 11.6%
IPG Photonics Corp*	733	90,386
Keyence Corp	200	98,064
Keysight Technologies Inc*	460	74,281
Murata Manufacturing Co Ltd	1,500	91,606
Shimadzu Corp	3,000	94,117
TE Connectivity Ltd	937	122,888
		571,342
Entertainment – 1.0%
Nintendo Co Ltd	1,300	50,401
Food Products – 0.5%
McCormick & Co Inc/MD	269	22,384
Health Care Equipment & Supplies – 1.8%
Nanosonics Ltd*	4,700	16,098
Olympus Corp	4,200	73,769
		89,867
Health Care Providers & Services – 4.8%
Encompass Health Corp	1,595	86,290
Humana Inc	307	149,036
		235,326
Independent Power and Renewable Electricity Producers – 3.5%
Boralex Inc - Class A	3,614	110,054
Innergex Renewable Energy Inc	5,849	63,541
		173,595
Industrial Real Estate Investment Trusts (REITs) – 1.2%
Prologis Inc	486	60,638
Insurance – 12.8%
AIA Group Ltd	10,600	111,381
Aon PLC - Class A	473	149,132
Intact Financial Corp	894	127,964
Marsh & McLennan Cos Inc	665	110,756
Progressive Corp/The	946	135,335
		634,568
Leisure Products – 1.4%
Shimano Inc	400	69,399
Life Sciences Tools & Services – 2.3%
ICON PLC*	540	115,339
Machinery – 8.1%
Knorr-Bremse AG	1,476	98,111
Wabtec Corp	1,446	146,133
Xylem Inc/NY	1,505	157,574
		401,818
Professional Services – 1.9%
Wolters Kluwer NV	725	91,479
Semiconductor & Semiconductor Equipment – 12.2%
ASML Holding NV	143	97,702
Lam Research Corp	168	89,060
Microchip Technology Inc	1,592	133,378
NVIDIA Corp	570	158,329
Texas Instruments Inc	685	127,417
		605,886

Shares		Value
Common Stocks– (continued)
Software – 11.1%
Atlassian Corp - Class A*	141	$24,135
Autodesk Inc*	432	89,925
Cadence Design Systems Inc*	298	62,607
Linklogis Inc - Class B (144A)*	21,500	9,979
Microsoft Corp	1,080	311,364
Workday Inc - Class A*	249	51,428
		549,438
Specialized Real Estate Investment Trusts (REITs) – 2.1%
Crown Castle International Corp	401	53,670
Equinix Inc	70	50,473
		104,143
Specialty Retail – 1.1%
Home Depot Inc	185	54,597
Textiles, Apparel & Luxury Goods – 2.0%
adidas AG	244	43,077
NIKE Inc - Class B	445	54,575
		97,652
Wireless Telecommunication Services – 2.2%
T-Mobile US Inc*	737	106,747
Total Common Stocks (cost $4,909,975)		4,839,044
Investment Companies– 2.5%
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $122,496)	122,480	122,504
Total Investments (total cost $5,032,471) – 100.3%		4,961,548
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(14,226)
Net Assets – 100%		$4,947,322

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,122,747	62.9%
Japan	503,313	10.1
Canada	301,559	6.1
France	255,797	5.2
United Kingdom	194,966	3.9
Netherlands	189,181	3.8
Germany	141,188	2.9
Ireland	115,339	2.3
Hong Kong	111,381	2.3
Australia	16,098	0.3
China	9,979	0.2

Total	$4,961,548	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$1,468	$6	$(6)	$122,504

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	133,729	157,969	(169,194)	122,504

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $9,979, which represents 0.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Containers & Packaging	$-	$90,627	$-
Electric Utilities	-	104,339	-
Electrical Equipment	-	281,754	-
Electronic Equipment, Instruments & Components	287,555	283,787	-
Entertainment	-	50,401	-
Health Care Equipment & Supplies	-	89,867	-
Insurance	523,187	111,381	-
Leisure Products	-	69,399	-
Machinery	303,707	98,111	-
Professional Services	-	91,479	-
Semiconductor & Semiconductor Equipment	508,184	97,702	-
Software	539,459	9,979	-
Textiles, Apparel & Luxury Goods	54,575	43,077	-
All Other	1,200,474	-	-
Investment Companies	-	122,504	-
Total Assets	$3,417,141	$1,544,407	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70452 05-23